Form N-1A Cover	Nov. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Exchange-Traded Funds
Entity Central Index Key	0001572661
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 21, 2026
Prospectus Date	Nov. 01, 2025